Income Taxes	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 4 - Income Taxes

The Company has not recognized an income tax benefit for its operating losses generated based on uncertainties concerning its ability to generate taxable income in future periods. The tax benefits for the periods presented are offset by a valuation allowance established against deferred tax assets arising from the net operating losses, the realization of which could not be considered more likely than not. In future periods, tax benefits and related deferred tax assets will be recognized when management considers the realization of such amounts to be more likely than not.

Note 4 - Income Taxes

The Company generated a U.S. pre-tax loss of $1,046,973, $5,452,383, and $5,392,012 for the 8-month periods ended December 31, 2023, and the tax years ended April 30, 2023, and 2022, respectively.

Pre-Tax book income/(loss) has been recorded in the following jurisdictions:

	Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
US	(1,060,918)	(5,465,040)	(5,411,896)
Foreign	13,945	12,657	19,884
Total pre-tax income/(loss)	$(1,046,973)	$(5,452,383)	$(5,392,012)

The Company recorded no income tax expense for the periods ended December 31, 2023, April 30, 2023, or April 30, 2022. The components of the provision (benefit) for income taxes are as follows for the years ended December 31, 2023, April 30, 2023, and April 30, 2022:

Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
Current:
Federal	$166,478	$-	$-
State	37,808	-	-
Foreign	-	-	-
	204,286	-	-
Deferred:
Federal	-	-	-
State	-	-	-
Foreign	-	-	-
	-	-	-
Total income tax provision	$204,286	$-	$-

The Company follows FASB ASC No. 740, Income Taxes, for the computation and presentation of its tax provision. The following table presents a reconciliation of the income tax provision (benefit) computed at the statutory federal rate and the Company’s income tax provision (benefit) for the periods presented:

	Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
U.S. federal taxes at statutory rate	$(219,962)	$(1,145,153)	$(1,129,668)
State tax (net of federal benefit)	37,808	-	-
Foreign Taxes	-	-	-
Regulation-A Costs	24,556	368,830	-
Stock Registration Expenses	946,768	-	-
Non-Controlling Interest	98	152	(2,655)
Other Permanent Differences	1,979	19,101	85,182
Other	-	-	-
Change in valuation allowance	(586,961)	757,070	1,047,140
Total	$204,286	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Tax Years Ended
	12/31/2023	4/30/2023	4/30/2022
Deferred tax assets:
Net operating loss carryforwards	$2,559,749	$3,238,595	$599,075
Charitable Contributions	-	1,483	-
Section 174 Capitalization	418,028	406,010	51,017
Property and equipment	-	-	505
Gross deferred tax assets	2,977,777	3,646,087	650,597
Valuation allowance	(2,523,225)	(1,592,835)	(524,891)
Net deferred tax assets	$454,552	$2,053,252	$125,706
Deferred tax liabilities
Property and equipment	$(6,285)	$(946)	$-
Intangibles	(448,267)	(2,052,306)	(125,706)
Gross deferred tax liabilities	(454,552)	(2,053,252)	(125,706)
Net deferred tax liabilities	(454,552)	(2,053,252)	(125,706)
Net deferred taxes	$-	$-	$-

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The valuation allowance changed by $.9 million, during the year ended December 31, 2023.

For eight months ended December 31, 2023, reAlpha Tech Corp. utilized a federal net operating loss (“NOL”) in the amount of $3.2 million and has a total carryover of Federal NOLs of $12.1 million. The Company’s NOLs were generated after the rules of the Tax Cuts and Jobs Act (“TCJA”) became effective on January 1, 2018. The NOLs do not expire but are subject to the 80% limitation. The Company also generated state and local NOLs in eight months ended December 31, 2023 and has a total carryover of state and local NOLs of $3.2 million. These NOLs are subject to various limitations and expiration dates.

The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses and tax credits in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use net operating losses and tax credits may be limited as prescribed under Internal Revenue Code Section 382 and 383 (“IRC Section 382”). Events which may cause limitations in the amount of the net operating losses or tax credits that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. Utilization of the federal and state net operating losses may be subject to substantial annual limitation due to the ownership change limitations provided by the IRC Section 382 rules and similar state provisions. In the event the Company has any changes in ownership, net operating losses and research and development credit carryovers could be limited and may expire unutilized.

It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other income (expense), net, and interest expense, respectively, as necessary. There was no interest expense or penalties related to unrecognized tax benefits recorded through December 31, 2023.

The Company’s major tax jurisdictions are the United States and India. All of the Company’s tax years will remain open for examination by the Federal and state tax authorities for three and four years, respectively, from the date of utilization of the net operating loss or research and development credit. The Company does not have any tax audits pending in the United States.

‘The Inflation Reduction Act of 2022 was signed into law August 16, 2022, and includes significant legislation addressing taxes, inflation, climate change and renewable energy incentives, and healthcare. Key tax provisions include a 15% corporate minimum tax, clean energy incentives, and a 1% excise tax on stock buybacks. The Company does not expect the provisions of such legislation to have any impact on the effective tax rate of the Company but will continue to evaluate the tax effects should any provisions become applicable to the Company.

Change to Internal Revenue Code Section 174 under the 2017 Tax Cuts and Jobs Act went into effect during 2022. The revised code no longer permits a deduction for research and development expenditures in the tax year that such costs incurred. Instead, such costs must be capitalized and amortized over five or 15 years for U.S. and foreign costs, respectively. The Company capitalized such costs in its tax years eight months ended December 31, 2023 and April 30, 2023 income tax provision and return, respectively.